Offerings - Offering: 1	Aug. 19, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	250,000
Proposed Maximum Offering Price per Unit	1.00000
Maximum Aggregate Offering Price	$ 250,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 38.28
Offering Note	None